Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipments [Abstract]
Land	$ 24,695	$ 24,900
Buildings	238,808	230,319
Other property, plant and equipment	28,175	24,862
Transport equipment	2,892	3,257
Suppliers and accessories	4,722	1,872
Office equipment	513	487
Network and communication equipment	692	1,050
Mining assets	11,501	16,237
IT equipment	4,980	3,401
Energy generating assets	6,117	7,861
Construction in progress	207,830	165,054
Machinery, plant and equipment	923,898	950,054
Total	1,454,823	1,429,354	$ 1,532,710
Description of classes of property, plant and equipment [Abstract]
Pumps	34,145	33,614
Conveyor belt	22,082	24,832
Crystallizer	27,112	15,519
Plant equipment	188,934	186,885
Water tanks	14,876	11,296
Filter	29,300	18,572
Facilities or electrical equipment	96,179	105,600
Other machinery, plant and equipment	71,964	72,812
Piping	98,498	113,641
Pond	250,045	275,731
Well	42,903	46,802
Parts	47,860	44,750
Total	923,898	950,054
Gross carrying amount [member]
Property, plant and equipments [Abstract]
Land	24,695	24,900
Buildings	648,719	610,264
Other property, plant and equipment	245,731	244,831
Transport equipment	11,668	11,195
Suppliers and accessories	24,456	19,498
Office equipment	11,377	11,105
Network and communication equipment	7,505	7,356
Mining assets	132,309	129,028
IT equipment	29,955	27,038
Energy generating assets	36,930	36,643
Construction in progress	207,830	165,054
Machinery, plant and equipment	3,068,862	2,938,287
Total	4,450,037	4,225,199	4,140,841
Description of classes of property, plant and equipment [Abstract]
Total	3,068,862	2,938,287
Accumulated depreciation and amortisation [member]
Property, plant and equipments [Abstract]
Buildings	(409,911)	(379,945)
Other property, plant and equipment	(217,556)	(219,969)
Transport equipment	(8,776)	(7,938)
Suppliers and accessories	(19,734)	(17,626)
Office equipment	(10,864)	(10,618)
Network and communication equipment	(6,813)	(6,306)
Mining assets	(120,808)	(112,791)
IT equipment	(24,975)	(23,637)
Energy generating assets	(30,813)	(28,782)
Machinery, plant and equipment	(2,144,964)	(1,988,233)
Total	(2,995,214)	(2,795,845)	$ (2,608,131)
Description of classes of property, plant and equipment [Abstract]
Total	$ (2,144,964)	$ (1,988,233)